Investments in Affiliates and Joint Ventures (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	$ (39,869)	$ (6,215)
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	(27,659)	8,630
Golar Power
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	(10,923)	(12,861)
OneLNG
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	0	(2,047)
Avenir
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	(429)	0
Others
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	$ (858)	$ 63